UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09205

Advantage Advisers Xanthus Fund, L.L.C.
(Exact name of registrant as specified in charter)

85 Broad Street
New York, NY 10004
(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein, Esq.
Schulte Roth & Zabel LLP
919 3rd Avenue, 24th Floor
New York, NY 10122
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-667-4225

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares			March 31, 2017 Fair Value
	Investments in Securities – 121.91%
	Common Stock – 121.52%
	United States – 91.49%
	Aerospace / Defense – 2.47%
71,320	General Dynamics Corp.		$13,351,104
76,720	Northrop Grumman Corp.		18,247,085
			31,598,189
	Applications Software – 4.70%
912,900	Microsoft Corp.	(a)	60,123,594
	Auction House / Art Dealer – 1.10%
321,080	KAR Auction Services, Inc.		14,021,564
	Building Products - Cement / Aggregate – 1.92%
52,160	Martin Marietta Materials, Inc.		11,383,920
109,660	Vulcan Materials Co.		13,211,837
			24,595,757
	Coatings / Paint – 1.30%
53,490	The Sherwin-Williams Co.		16,592,063
	Commercial Services – 1.95%
197,300	Cintas Corp.		24,966,342
	Commercial Services - Finance – 6.22%
154,880	FleetCor Technologies, Inc.*	(a)	23,453,478
269,320	Global Payments, Inc.		21,728,738
462,500	PayPal Holdings, Inc.*		19,896,750
225,970	Vantiv, Inc., Class A*		14,489,196
			79,568,162
	Computer Aided Design – 0.69%
149,978	Aspen Technology, Inc.*	(a)	8,836,704
	Computer Software – 1.83%
660,120	SS&C Technologies Holdings, Inc.	(a)	23,368,248
	Computers - Integrated Systems – 0.56%
184,870	Mercury Systems, Inc.*		7,219,174

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2017 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Data Processing / Management – 2.02%
324,020	Fidelity National Information Services, Inc.	(a)	$25,798,472
	E-Commerce / Products – 1.49%
21,430	Amazon.com, Inc.*	(a)	18,998,552
	E-Commerce / Services – 0.32%
250,000	Match Group, Inc.*		4,082,500
	Electronic Components - Semiconductors – 5.02%
416,070	Microchip Technology, Inc.		30,697,645
579,850	Xilinx, Inc.	(a)	33,567,516
			64,265,161
	Electronic Design Automation – 6.54%
1,388,810	Cadence Design Systems, Inc.*	(a)	43,608,634
555,922	Synopsys, Inc.*	(a)	40,098,654
			83,707,288
	Enterprise Software / Services – 0.06%
47,710	Alteryx, Inc., Class A*		745,707
	Entertainment Software – 8.09%
806,550	Activision Blizzard, Inc.	(a)	40,214,583
509,880	Electronic Arts, Inc.*		45,644,457
297,180	Take-Two Interactive Software, Inc.*		17,613,859
			103,472,899
	Finance - Credit Card – 5.62%
324,260	Mastercard, Inc., Class A	(a)	36,469,522
398,980	Visa, Inc., Class A	(a)	35,457,353
			71,926,875
	Finance - Other Services – 5.42%
165,750	CME Group, Inc.	(a)	19,691,100
828,700	Intercontinental Exchange, Inc.	(a)	49,614,269
			69,305,369
	Internet Content - Entertainment – 3.96%
356,640	Facebook, Inc., Class A*		50,660,712

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2017 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Machinery - Electric Utility – 0.93%
249,160	BWX Technologies, Inc.		$11,860,016
	Medical - Biomedical / Genetics – 4.46%
458,940	Celgene Corp.*	(a)	57,105,904
	Medical - Outpatient / Home Medical – 1.03%
413,743	Premier, Inc., Class A*		13,169,440
	REITS - Diversified – 5.84%
311,570	American Tower Corp.		37,868,218
92,020	Equinix, Inc.		36,842,047
			74,710,265
	Resorts / Theme Parks – 1.05%
226,550	Six Flags Entertainment Corp.		13,477,460
	Retail - Discount – 5.93%
120,000	Costco Wholesale Corp.	(a)	20,122,800
133,740	Dollar General Corp.		9,325,690
591,932	Dollar Tree, Inc.*	(a)	46,442,985
			75,891,475
	Retail - Perfume & Cosmetics – 2.01%
89,940	Ulta Salon Cosmetics & Fragrance, Inc.*		25,653,586
	Semiconductor Components - Integrated Circuits – 2.89%
450,430	Analog Devices, Inc.	(a)	36,912,738
	Semiconductor Equipment – 5.71%
555,050	Applied Materials, Inc.	(a)	21,591,445
188,450	Lam Research Corp.	(a)	24,189,442
877,490	Teradyne, Inc.		27,289,939
			73,070,826
	Telephone - Integrated – 0.36%
141,830	Zayo Group Holdings, Inc.*		4,666,207
	Total United States (Cost $942,363,219)		$1,170,371,249

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		March 31, 2017 Fair Value
	Common Stock – (continued)
	Canada – 0.13%
	Retail - Restaurants – 0.13%
29,720	Restaurant Brands International, Inc.	$1,656,593
	Total Canada (Cost $1,633,155)	$1,656,593

	China – 11.92%
	E-Commerce / Products – 4.64%
355,370	Alibaba Group Holding - Sponsored ADR*	38,319,547
476,080	JD.com, Inc. – Sponsored ADR*	14,810,849
466,580	Vipshop Holdings, Ltd. - Sponsored ADR*	6,224,177
		59,354,573
	Entertainment Software – 4.22%
190,240	NetEase, Inc. - Sponsored ADR	54,028,160
	Internet Application Software – 1.46%
653,000	Tencent Holdings, Ltd.	18,720,720
	Internet Content - Information / Network – 0.92%
162,920	SINA Corp.*	11,749,790
	Web Portals / ISP – 0.68%
50,397	Baidu, Inc. - Sponsored ADR*	8,694,491
	Total China (Cost $123,232,748)	$152,547,734

	France – 0.85%
	Entertainment Software – 0.85%
254,667	UBISOFT Entertainment*	10,907,451
	Total France (Cost $6,930,702)	$10,907,451

	Germany – 2.39%
	Athletic Footwear – 2.39%
160,477	adidas AG	30,603,172
	Total Germany (Cost $29,096,197)	$30,603,172

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		March 31, 2017 Fair Value
	Common Stock – (continued)
	Hong Kong – 2.93%
	Alternative Waste Technology – 2.93%
27,832,633	China Everbright International, Ltd.	$37,461,068
	Total Hong Kong (Cost $8,020,077)	$37,461,068

	Israel – 0.39%
	Electronic Components - Semiconductors – 0.39%
218,000	Tower Semiconductor, Ltd.*	5,024,900
	Total Israel (Cost $3,510,855)	$5,024,900

	Japan – 11.42%
	Audio / Video Products – 3.56%
1,348,800	Sony Corp.	45,584,158
	Chemicals - Specialty – 2.28%
336,500	Shin-Etsu Chemical Co., Ltd.	29,122,479
	Cosmetics & Toiletries – 0.99%
482,900	Shiseido Co., Ltd.	12,697,286
	Electric Products - Miscellaneous – 0.86%
196,100	Mabuchi Motor Co., Ltd.	11,033,955
	Electronic Components - Miscellaneous – 1.04%
469,100	Alps Electric Co., Ltd.	13,281,614
	Entertainment Software – 0.40%
178,333	Square Enix Holdings Co., Ltd.	5,041,135
	Finance - Other Services – 1.54%
1,383,478	Japan Exchange Group, Inc.	19,678,300
	Metal Products - Distribution – 0.75%
531,974	MISUMI Group, Inc.	9,605,157
	Total Japan (Cost $124,598,428)	$146,044,084
	Total Common Stock (Cost $1,239,385,381)	$1,554,616,251

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (concluded)

Par		March 31, 2017 Fair Value
	Investments in Securities – (continued)
	Convertible Bonds – 0.39%
	United States – 0.39%
	E-Commerce / Services – 0.39%
3,510,000	The Priceline Group, Inc., 0.35%, due 06/15/2020	$5,014,913
	Total United States (Cost $4,332,840)	$5,014,913
	Total Convertible Bonds (Cost $4,332,840)	$5,014,913

	Total Investments in Securities (Cost $1,243,718,221) – 121.91%	$1,559,631,164

	Other Liabilities, in Excess of Assets – (21.91%)**	(280,325,608)

	Members’ Capital – 100.00%	$1,279,305,556
(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*	Non-income producing security.

**	Includes $109,140,783 invested in a Cash Reserve Account at the Bank of New York Mellon, which is 8.53% of Members’ Capital and foreign currency with a U.S. Dollar value $11,081,163 held in BNY Mellon Custody Foreign Cash Account, which is 0.87% of Members’ Capital. $76,314,144 is restricted cash and is in a segregated account.

At December 31, 2016, the aggregate cost for Federal income tax purposes of portfolio securities and securities sold, not yet purchased was $1,211,454,237 and 483,029,012, respectively.

For Federal income tax purposes, at December 31, 2016, accumulated net unrealized gain on portfolio securities and securities sold, not yet purchased was $141,966,501, consisting of $206,005,763 gross unrealized gain and $64,039,262 gross unrealized loss.

ADR	American Depository Receipt

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)

Contracts		March 31, 2017 Fair Value
	Purchased Options – 1.91%
	Equity Options – 1.88%
	Equity Call Options – 1.44%
	United States – 1.44%
	Auto - Cars / Light Trucks – 0.04%
23,775	Ford Motor Co., 09/15/2017, $13	$499,275
	Beverages - Non-Alcoholic – 0.03%
7,237	The Coca-Cola Co., 05/19/2017, $43	369,087
	Computers – 0.38%
2,377	Apple, Inc., 08/18/2017, $125	4,896,620
	Cosmetics & Toiletries – 0.17%
2,372	Colgate-Palmolive Co., 05/19/2017, $67.50	1,541,800
2,481	The Procter & Gamble Co., 04/21/2017, $87.50	645,060
		2,186,860
	Diversified Manufacturing Operations – 0.08%
4,744	General Electric Co., 04/21/2017, $32	14,232
11,905	General Electric Co., 06/16/2017, $32	214,290
9,509	General Electric Co., 09/15/2017, $31	779,738
		1,008,260
	Electronic Components - Semiconductors – 0.12%
4,800	Intel Corp., 04/21/2017, $35	580,800
4,755	Intel Corp., 08/18/2017, $37	537,315
1,246	Texas Instruments Inc., 04/21/2017, $77.50	411,180
		1,529,295
	Enterprise Software / Services – 0.02%
1,429	Workday, Inc., 06/16/2017, $92.50	250,075
	Internet Content - Entertainment – 0.43%
1,783	Netflix, Inc., 08/18/2017, $120	5,571,875
	Retail - Discount – 0.02%
2,377	Target Corp., 07/21/2017, $60	213,930
	Sector Fund - Real Estate – 0.09%
7,115	iShares U.S. Real Estate ETF, 06/16/2017, $79	1,173,975

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (continued)

Contracts		March 31, 2017 Fair Value
	Purchased Options – (continued)
	Equity Options – (continued)
	Equity Call Options – (continued)
	United States (continued)
	Sector Fund - Utility – 0.06%
7,133	Utilities Select Sector SPDR Fund, 09/15/2017, $53	$727,566
	Total United States (Cost $18,758,190)	$18,426,818
	Total Equity Call Options (Cost $18,758,190)	$18,426,818

	Equity Put Options – 0.44%
	United States – 0.44%
	Sector Fund - Technology – 0.01%
4,762	VanEck Vectors Semiconductor ETF, 05/19/2017, $72	166,670
	Growth & Income – Large Capital – 0.43%
9,308	SPDR S&P 500 ETF Trust, 09/15/2017, $230	5,463,796
	Total United States (Cost $7,374,727)	$5,630,466
	Total Equity Put Options (Cost $7,374,727)	$5,630,466
	Total Equity Options (Cost $26,132,917)	$24,057,284

	Currency Options – 0.03%
	Currency Call Options – 0.00%
	United States – 0.00%
49,025,840	USD-CNH, 06/30/2017, $7.50	14,203
	Total United States (Cost $1,147,793)	$14,203
	Total Currency Call Options (Cost $1,147,793)	$14,203

	Currency Put Options – 0.03%
	United States – 0.03%
35,572,678	USD-CNH, 02/01/2018, $7.25	369,199
	Total United States (Cost $874,609)	$369,199
	Total Currency Put Options (Cost $874,609)	$369,199
	Total Currency Options (Cost $2,022,402)	$383,402
	Total Purchased Options (Cost $28,155,319)	$24,440,686

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (concluded)

CNH	Chinese RenminbiYuan
ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depository Receipt
USD	United States Dollar

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		March 31, 2017 Fair Value
	Securities Sold, Not Yet Purchased – 49.63%
	Common Stock – 49.63%
	United States – 37.22%
	Apparel Manufacturers – 0.35%
213,970	Hanesbrands, Inc.	$4,442,017
	Appliances – 0.40%
29,640	Whirlpool Corp.	5,078,221
	Auto - Cars / Light Trucks – 0.59%
644,900	Ford Motor Co.	7,506,636
	Beverages - Non-Alcoholic – 2.26%
682,750	The Coca-Cola Co.	28,975,910
	Casino Hotels – 0.79%
178,010	Las Vegas Sands Corp.	10,159,031
	Commercial Services - Finance – 0.37%
234,230	The Western Union Co.	4,766,580
	Computer Services – 0.70%
288,730	Teradata Corp.*	8,985,278
	Computers – 1.20%
106,990	Apple, Inc.	15,370,183
	Computers - Memory Devices – 0.83%
231,500	Seagate Technology PLC	10,632,795
	Cosmetics & Toiletries – 2.91%
194,040	Colgate-Palmolive Co.	14,201,788
257,000	The Procter & Gamble Co.	23,091,450
		37,293,238
	Diversified Manufacturing Operations – 1.40%
599,870	General Electric Co.	17,876,126
	Electric - Integrated – 3.72%
191,280	Consolidated Edison, Inc.	14,854,805
41,660	Dominion Resources, Inc./VA	3,231,566
169,250	Duke Energy Corp.	13,880,192
41,760	SCANA Corp.	2,729,016
258,000	The Southern Co.	12,843,240
		47,538,819

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2017 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Electronic Components - Semiconductors – 4.26%
927,320	Intel Corp.	$33,448,432
260,530	Texas Instruments, Inc.	20,988,297
		54,436,729
	Enterprise Software / Services – 0.39%
59,520	Workday, Inc., Class A*	4,956,825
	Food - Retail – 0.21%
113,930	Sprouts Farmers Market, Inc.*	2,634,062
	Internet Content - Entertainment – 1.75%
151,450	Netflix, Inc.*	22,385,824
	Motorcycle / Motor Scooter – 0.45%
94,990	Harley-Davidson, Inc.	5,746,895
	REITS - Apartments – 0.29%
45,990	Camden Property Trust	3,700,355
	REITS - Diversified – 0.93%
118,300	Vornado Realty Trust	11,866,673
	REITS - Health Care – 0.61%
248,940	HCP, Inc.	7,786,843
	REITS - Office Property – 1.33%
90,600	Boston Properties, Inc.	11,996,346
47,580	SL Green Realty Corp.	5,072,980
		17,069,326
	REITS – Regional Malls – 0.32%
178,060	GGP, Inc.	4,127,431
	REITS - Shopping Centers – 0.82%
474,300	Kimco Realty Corp.	10,477,287
	REITS - Storage – 1.14%
56,470	Extra Space Storage, Inc.	4,200,803
47,430	Public Storage	10,382,902
		14,583,705

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2017 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Rental Auto / Equipment – 0.33%
143,690	Avis Budget Group, Inc.*	$4,250,350
	Retail - Apparel / Shoes – 0.89%
538,600	Ascena Retail Group, Inc.*	2,294,436
309,060	Chico’s FAS, Inc.	4,388,652
202,080	Tailored Brands, Inc.	3,019,075
71,320	The Gap, Inc.	1,732,363
		11,434,526
	Retail - Bedding – 0.67%
217,500	Bed, Bath & Beyond, Inc.*	8,582,550
	Retail - Discount – 1.22%
281,740	Target Corp.	15,549,231
	Retail - Mail Order – 0.32%
77,260	Williams-Sonoma, Inc.	4,142,681
	Retail - Regional Department Stores – 1.09%
99,440	Dillard’s, Inc., Class A	5,194,746
219,700	Kohl’s Corp.	8,746,257
		13,941,003
	Sector Fund - Real Estate – 1.98%
323,330	iShares U.S. Real Estate ETF	25,378,172
	Sector Fund - Technology – 1.73%
276,910	VanEck Vectors Semiconductor ETF	22,072,496
	Sector Fund - Utility – 0.97%
241,820	Utilities Select Sector SPDR Fund	12,407,784
	Total United States (Proceeds $476,761,833)	$476,155,582

	China – 0.48%
	Computers – 0.34%
6,622,000	Lenovo Group, Ltd.	4,362,680
	Metal Processors & Fabrication – 0.14%
4,014,000	China Zhongwang Holdings, Ltd.	1,802,590
	Total China (Proceeds $6,871,667)	$6,165,270

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2017 Fair Value
	Common Stock – (continued)
	Hong Kong – 2.87%
	Casino Hotels – 0.30%
204,090	Melco Crown Entertainment, Ltd. – Sponsored ADR	$3,783,829
	Distribution / Wholesale – 0.27%
7,849,000	Li & Fung, Ltd.	3,403,599
	Electric - Integrated – 0.74%
1,096,500	Power Assets Holdings, Ltd.	9,453,173
	Finance - Other Services – 0.80%
408,615	Hong Kong Exchanges and Clearing, Ltd.	10,284,361
	Gas - Distribution – 0.76%
4,879,600	Hong Kong & China Gas Co., Ltd.	9,757,295
	Total Hong Kong (Proceeds $35,671,663)	$36,682,257

	India – 0.60%
	Computer Services – 0.60%
487,600	Infosys, Ltd. - Sponsored ADR	7,704,080
	Total India (Proceeds $7,782,297)	$7,704,080

	Japan – 5.10%
	Auto - Cars / Light Trucks – 0.91%
107,100	Toyota Motor Corp. - Sponsored ADR	11,633,202
	Electric - Integrated – 1.21%
814,300	Chubu Electric Power Co., Inc.	10,895,525
370,217	The Kansai Electric Power Co., Inc.*	4,541,621
		15,437,146
	Gas - Distribution – 1.56%
2,715,381	Osaka Gas Co., Ltd.	10,307,592
2,129,951	Tokyo Gas Co., Ltd.	9,683,244
		19,990,836
	Photo Equipment & Supplies – 0.43%
380,400	Nikon Corp.	5,509,727
	Retail - Apparel / Shoes – 0.43%
17,800	Fast Retailing Co., Ltd.	5,578,023
	Retail - Consumer Electronics – 0.16%
423,481	Yamada Denki Co., Ltd.	2,109,177

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Shares		March 31, 2017 Fair Value
	Common Stock – (continued)
	Japan – (continued)
	Retail - Discount – 0.40%
349,549	Aeon Co., Ltd.	$5,097,386
	Total Japan (Proceeds $64,033,178)	$65,355,497

	Macau – 0.54%
	Casino Hotels – 0.54%
1,483,200	Sands China, Ltd.	6,870,627
	Total Macau (Proceeds $5,520,937)	$6,870,627

	Netherlands – 1.96%
	Semiconductor Equipment – 1.96%
188,880	ASML Holding NV	25,083,264
	Total Netherlands (Proceeds $17,503,737)	$25,083,264

	Taiwan – 0.86%
	Electronic Components - Miscellaneous – 0.44%
1,459,100	AU Optronics Corp. - Sponsored ADR	5,573,762
	Semiconductor Components - Integrated Circuits – 0.42%
2,804,033	United Microelectronics Corp. - Sponsored ADR	5,411,784
	Total Taiwan (Proceeds $12,192,425)	$10,985,546

	Total Common Stock (Proceeds $626,337,737)	$635,002,123

	Total Securities Sold, Not Yet Purchased (Proceeds $626,337,737)	$635,002,123

*	Non-income producing
ADR	American Depository Receipt
ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depository Receipt

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date		March 31, 2017 Unrealized Gain/(Loss)
	Swap Contracts - 1.97%
	Total Return Swap Contracts - Long - 2.74%
	United States – 0.85%
	Private Equity - 0.02%
$4,550,759	6/1/2018	KKR & Co., LP.	$249,998
		Agreement with Morgan Stanley, dated 01/09/2017 to receive the total return of the shares of KKR & Co., LP. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%*.

13,433,458	6/1/2018	The Blackstone Group LP.	(8,286)
		Agreement with Morgan Stanley, dated 07/17/2014 to receive the total return of the shares of The Blackstone Group LP. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%*.

			241,712
	Web Portals / ISP - 0.83%
48,169,549	6/1/2018	Alphabet Inc., Class A	10,595,271
		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Alphabet Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%*.

	Total United States		$10,836,983

	Denmark – (0.10%)
	Commercial Services - Finance - (0.10%)
4,746,358	1/4/2019	Nets A/S	(1,247,395)
		Agreement with Morgan Stanley, dated 09/23/2016 to receive the total return of the shares of Nets A/S in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%*.

	Total Denmark		$(1,247,395)

	Luxembourg – (0.02%)
	Retail - Discount - (0.02%)
4,672,788	12/13/2018	B&M European Value Retail SA	(309,082)
		Agreement with Morgan Stanley, dated 06/12/2014 to receive the total return of the shares of B&M European Value Retail SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%*.

	Total Luxembourg		$(309,082)

	South Korea – 2.04%
	Electronic Components - Semiconductors - 2.04%
49,094,378	12/28/2018	Samsung Electronics Co., Ltd	26,086,353
		Agreement with Morgan Stanley, dated 12/23/2009 to receive the total return of the shares of Samsung Electronics Co., Ltd in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%*.

	Total South Korea		$26,086,353

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date		March 31, 2017 Unrealized Gain/(Loss)
	Swap Contracts - (continued)
	Total Return Swap Contracts - Long - (continued)
	Spain – (0.03%)
	Satellite Telecommunications - (0.03%)
$7,729,137	1/4/2019	Cellnex Telecom SAU	$(332,076)
		Agreement with Morgan Stanley, dated 05/06/2015 to receive the total return of the shares of Cellnex Telecom SAU in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%*.

	Total Spain		$(332,076)
	Total Return Swap Contracts - Long		$35,034,783

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date		March 31, 2017 Unrealized Gain/(Loss)
	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (0.77%)
	Australia - (0.43%)
	Commercial Banks - Non-US - (0.19%)
$4,916,899	12/27/2019	Australia and New Zealand Banking Group, Ltd.	$(887,211)
		Agreement with Morgan Stanley, dated 08/26/2015 to deliver the total return of the shares of Australia and New Zealand Banking Group, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

5,594,770	12/27/2019	Westpac Banking Corp.	(1,582,644)
		Agreement with Morgan Stanley, dated 08/14/2015 to deliver the total return of the shares of Westpac Banking Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

			(2,469,855)

	Food - Retail - (0.24%)
12,006,085	12/27/2019	Wesfarmers, Ltd.	(2,154,601)
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

5,194,672	12/27/2019	Woolworths, Ltd.	(835,192)
		Agreement with Morgan Stanley, dated 12/24/2014 to deliver the total return of the shares of Woolworths, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

			(2,989,793)
	Total Australia		$(5,459,648)

	Denmark – (0.00%)
	Medical - Drugs - (0.00%)
4,440,532	1/4/2019	Novo Nordisk A/S, Class B	(64,505)
		Agreement with Morgan Stanley, dated 03/24/2017 to deliver the total return of the shares of Novo Nordisk A/S, Class B in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

	Total Denmark		$(64,505)

	Japan – 0.08%
	Building Products - Doors & Windows - (0.13%)
3,992,812	12/24/2019	Asahi Glass Co., Ltd.	(1,712,236)
		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of Asahi Glass Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date		March 31, 2017 Unrealized Gain/(Loss)
	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Japan - (continued)
	Electric - Integrated - 0.14%
$7,862,574	12/24/2019	Tokyo Electric Power Co. Holdings, Inc.	$1,806,994
		Agreement with Morgan Stanley, dated 02/17/2016 to deliver the total return of the shares of Tokyo Electric Power Co. Holdings, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

	Gas - Distribution - (0.00%)
1,446,503	12/24/2019	Osaka Gas Co., Ltd.	(6,503)
		Agreement with Morgan Stanley, dated 01/24/2017 to deliver the total return of the shares of Osaka Gas Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.61%*.

	Office Automation & Equipment - 0.10%
14,926,070	12/24/2019	Ricoh Co., Ltd.	1,304,682
		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.42%*.

	Photo Equipment & Supplies - (0.03%)
4,487,084	12/24/2019	Konica Minolta, Inc.	(340,188)
		Agreement with Morgan Stanley, dated 04/13/2011 to deliver the total return of the shares of Konica Minolta, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

	Total Japan		$1,052,749

	South Korea – (0.26%)
	Electronic Components - Semiconductors - (0.26%)
5,402,658	4/2/2019	SK Hynix, Inc.	(3,354,471)
		Agreement with Morgan Stanley, dated 03/26/2010 to deliver the total return of the shares of SK Hynix, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

	Total South Korea		$(3,354,471)

	Spain – 0.05%
	Food - Retail - 0.05%
5,819,170	1/4/2019	Distribuidora Internacional de Alimentacion SA	695,573
		Agreement with Morgan Stanley, dated 09/29/2014 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

	Total Spain		$695,573

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date		March 31, 2017 Unrealized Gain/(Loss)
	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Switzerland – (0.12%)
	Retail - Jewelry - (0.12%)
$3,403,898	5/10/2017	Cie Financiere Richemont SA	$(1,314,021)
		Agreement with Morgan Stanley, dated 08/12/2015 to deliver the total return of the shares of Cie Financiere Richemont SA in exchange for interest based on the Daily Fed Funds Effective Rate less 0.35%*.

3,886,435	5/10/2017	The Swatch Group AG	(192,000)
		Agreement with Morgan Stanley, dated 05/08/2015 to deliver the total return of the shares of The Swatch Group AG in exchange for interest based on the Daily Fed Funds Effective Rate less 0.63%*.

	Total Switzerland		$(1,506,021)

	Taiwan – (0.38%)
	Computers - (0.08%)
2,069,133	1/25/2018	Foxconn Technology Co., Ltd.	(1,032,633)
		Agreement with Morgan Stanley, dated 05/21/2009 to deliver the total return of the shares of Foxconn Technology Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 1.34%*.

	Computers - Peripheral Equipment - 0.06%
14,148,360	1/25/2018	Innolux Display Corp.	830,851
		Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Innolux Display Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 1.00%*.

	Electronic Components - Miscellaneous - (0.18%)
11,490,601	1/25/2018	AU Optronics Corp.	1,108,227
		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AU Optronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.75%*.

12,583,565	1/25/2018	Hon Hai Precision Industry Co., Ltd.	(3,433,603)
		Agreement with Morgan Stanley, dated 01/08/2013 to deliver the total return of the shares of Hon Hai Precision Industry Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

			(2,325,376)
	Metal Processors & Fabricators - (0.17%)
4,392,196	1/25/2018	Catcher Technology Co., Ltd.	(2,230,351)
		Agreement with Morgan Stanley, dated 09/25/2009 to deliver the total return of the shares of Catcher Technology Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 2.03%*.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(concluded)

Notional Amount	Maturity Date		March 31, 2017 Unrealized Gain/(Loss)
	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Taiwan - (continued)
	Semiconductor Components - Integrated Circuits - (0.01%)
$2,752,638	1/25/2018	United Microelectronics Corp.	$(102,623)
		Agreement with Morgan Stanley, dated 08/08/2013 to deliver the total return of the shares of United Microelectronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

	Total Taiwan		$(4,860,132)

	United Kingdom – 0.29%
	Food - Retail - 0.05%
4,111,626	12/13/2018	Tesco PLC	621,207
		Agreement with Morgan Stanley, dated 04/17/2013 to deliver the total return of the shares of Tesco PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.38%*.

	Retail - Apparel / Shoe - 0.13%
9,415,668	12/13/2018	Next PLC	1,676,841
		Agreement with Morgan Stanley, dated 03/24/2016 to deliver the total return of the shares of Next PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%*.

	Retail - Major Dept Store - 0.11%
8,461,315	12/13/2018	Marks & Spencer Group PLC - Sponsored ADR	1,352,560
		Agreement with Morgan Stanley, dated 02/16/2016 to deliver the total return of the shares of Marks & Spencer Group PLC - Sponsored ADR in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%*.

	Total United Kingdom		$3,650,608
	Total Return Swap Contracts - Short		$(9,845,847)
	Total Swap Contracts, net		$25,188,936

*Financing rate is variable. Rate indicated is as of March 31, 2017.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Forward Contracts (Unaudited)

Counterparty	Settlement Date	Currency Sold	Contracts	Currency Bought	Contracts	March 31, 2017 Fair Value

Forward Currency Exchange Contracts - 0.03%
Buy Contracts - 0.03%
United States - 0.03%
Morgan Stanley & Co., LLC	April 2017	CNH	(332,591,299)	USD	48,696,721	$352,897
Total United States						$352,897
Total Buy Contracts						$352,897
Total Forward Currency Exchange Contracts						$352,897

CNH	Chinese Renminbi Yuan
USD	United States Dollar

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Company’s investment at fair value

Assets:		Liabilities:
Valuation Inputs		Valuation Inputs
Level 1 - Quoted Prices		Level 1 - Quoted Prices
Investments in Securities		Securities Sold, Not Yet Purchased
Common Stock	$1,554,616,251	Common Stock	$635,002,123
Equity Options	24,057,284	Equity Options	-

Level 2 - Other Significant		Level 2 - Other Significant
Observable Inputs		Observable Inputs
Convertible Bonds	5,014,913	Convertible Bonds	-
Total Return Swaps	46,328,558	Total Return Swaps	21,139,621
Forward Contracts	352,897	Forward Contracts	-
Currency Options	383,402	Currency Options	-

Level 3 - Other Significant		Level 3 - Other Significant
Unobservable Inputs	-	Unobservable Inputs	-

Total	$1,630,753,305	Total	$656,141,744

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/Bryan McKigney
Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	5-16-2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Bryan McKigney
Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	5-16-2017

By (Signature and Title)*	/s/Vineet Bhalla
Vineet Bhalla, Chief Financial Officer
(principal financial officer)

Date	5-16-2017

* Print the name and title of each signing officer under his or her signature.